STATEMENT OF INVESTMENTS
BNY Mellon International Small Cap Fund

January 31, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 93.8%
Australia - 6.0%
Abacus Property Group	874,402		1,817,581
Adairs	753,881	[a]	2,084,498
Ansell	101,491	[a]	2,847,794
Beach Energy	1,943,599	[a]	2,474,298
Charter Hall Retail REIT	522,270		1,415,310
Cromwell Property Group	3,345,818		2,061,983
Evolution Mining	958,476	[a]	3,386,385
IOOF Holdings	1,272,005	[a]	3,009,942
JB Hi-Fi	146,998	[a]	5,805,098
Premier Investments	120,528		2,067,024
Shopping Centres Australasia Property Group	936,815		1,679,079
Silver Lake Resources	1,527,039	[a]	1,832,398
			30,481,390
Austria - 1.7%
BAWAG Group	136,903	[a,b]	5,946,584
Wienerberger	79,341	[a]	2,695,896
			8,642,480
Canada - 4.1%
Aecon Group	224,145		2,892,194
Air Canada	87,118	[a]	1,363,912
Canada Goose Holdings	56,226	[a]	1,880,576
Canadian Solar	61,190	[a]	3,350,152
Cogeco Communications	37,127		3,164,396
Parex Resources	348,600	[a]	5,275,003
SunOpta	200,553	[a]	2,843,842
			20,770,075
Czech Republic - 1.2%
Avast	924,623	[a,b]	5,975,542
Denmark - 3.0%
GN Store Nord	39,146	[a]	2,996,541
Pandora	52,230	[a]	5,037,635
Scandinavian Tobacco Group	404,990	[a,b]	7,342,884
			15,377,060
Finland - 2.1%
Cargotec, Cl. B	57,423	[a]	2,498,349
TietoEVRY	86,888	[a]	2,858,799
Valmet	163,590	[a]	5,234,100
			10,591,248

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 93.8% (continued)
France - 7.1%
Covivio	42,198	[a]	3,471,270
Eiffage	44,715	[a]	4,059,732
Klepierre	167,885	[a]	4,040,118
Korian	56,126	[a]	2,074,686
Maisons du Monde	122,179	[a,b]	2,137,926
Mercialys	341,290	[a]	3,095,114
Nexity	91,059	[a]	4,100,728
Teleperformance	28,128	[a]	9,223,242
Ubisoft Entertainment	40,229	[a]	4,022,889
			36,225,705
Georgia - .5%
Bank of Georgia Group	143,606	[a]	2,248,995
Germany - 4.2%
DWS Group GmbH & Co.	139,580	[b]	5,460,108
Hornbach Holding & Co.	15,734	[a]	1,488,894
Rheinmetall	38,044	[a]	4,035,238
Stroeer SE & Co.	76,769		6,921,657
Talanx	97,275		3,641,367
			21,547,264
Hong Kong - .5%
Hysan Development	742,000	[a]	2,734,632
Ireland - 2.4%
ICON	32,010	[a]	6,523,958
UDG Healthcare	527,174		5,889,042
			12,413,000
Isle Of Man - .7%
Entain	218,674	[a]	3,695,671
Italy - 4.1%
ANIMA Holding	809,964	[a,b]	3,764,739
Buzzi Unicem	165,116		4,059,409
Iren	528,701	[a]	1,304,589
Italgas	990,404	[a]	5,944,946
Unipol Gruppo	1,363,523	[a]	5,978,127
			21,051,810
Japan - 20.4%
Anritsu	313,100		7,707,978
Beenos	110,000	[a]	2,311,902
FCC	157,700		2,518,714
GLP J-REIT	1,511		2,385,899
Hanwa	280,700		7,199,865
Internet Initiative Japan	354,600		7,252,959
Invincible Investment	8,614		2,883,703
Itochu Techno-Solutions	50,300		1,766,269
Jeol	70,300		2,893,625

Description	Shares		Value ($)
Common Stocks - 93.8% (continued)
Japan - 20.4% (continued)
Kamigumi	82,100		1,466,706
Kanamoto	167,400		3,577,076
Kenedix Retail REIT	2,103		5,096,631
K's Holdings	167,300		2,265,538
Kyoei Steel	101,700		1,313,284
Matsumotokiyoshi Holdings	94,300		3,743,889
NICHIAS	183,400		4,166,133
Nichirei	134,600		3,889,926
Nishi-Nippon Financial Holdings	260,800		1,580,393
Nissha	227,100		2,936,322
Rengo	418,300		3,472,222
Rohto Pharmaceutical	116,000		3,401,201
Sanwa Holdings	701,500		7,976,648
Sawai Pharmaceutical	44,300		2,018,155
Seino Holdings	95,200		1,227,764
Tamron	83,700		1,632,623
TechnoPro Holdings	57,400		4,400,493
TIS	80,300		1,781,610
Tomy	206,700		1,774,695
Toyoda Gosei	119,700		3,164,520
Yamato Kogyo	98,600		2,506,428
Zeon	202,300		3,260,199
			103,573,370
Jersey - .4%
Centamin	1,370,410	[a]	2,137,986
Jordan - 1.0%
Hikma Pharmaceuticals	156,464	[a]	5,139,999
Luxembourg - 2.1%
Aperam	59,802		2,584,472
Eurofins Scientific	82,112	[a]	7,890,390
			10,474,862
Malta - .9%
Kindred Group, SDR	391,174		4,698,397
Netherlands - 6.4%
Arcadis	90,794	[a]	3,181,475
ASM International	50,187	[a]	12,847,234
PostNL	802,773	[a]	3,312,671
Signify	237,364	[b]	11,287,079
TKH Group	43,854	[a]	2,069,528
			32,697,987
Singapore - 2.6%
AEM Holdings	1,501,300	[a]	4,485,791
BW LPG	296,548	[b]	1,935,965
Frencken Group	3,317,000	[a]	3,398,892

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 93.8% (continued)
Singapore - 2.6% (continued)
IGG	2,657,000	[a]	3,444,141
			13,264,789
South Korea - 4.5%
CJ ENM	10,500		1,427,556
Dentium	36,652	[a]	1,508,262
DGB Financial Group	269,888		1,537,409
DL E&C	19,787	[a]	1,972,332
Dl Holdings	15,782		856,395
DoubleUGames	22,477		1,250,944
Hyundai Wia	53,534		4,349,912
KEPCO Plant Service & Engineering	74,650		1,806,312
Kumho Petrochemical	21,640		4,748,485
Posco International	162,967		2,412,310
Seegene	8,548		1,242,035
			23,111,952
Spain - 1.5%
Almirall	265,394	[a]	3,628,439
Euskaltel	380,056	[b]	4,083,219
			7,711,658
Sweden - 3.3%
Betsson	169,217	[a]	1,589,552
Getinge, Cl. B	125,838		3,248,116
Intrum	170,311		4,596,043
Inwido	178,322	[a]	2,429,631
LeoVegas	425,158	[b]	1,735,056
NCC, Cl. B	75,634		1,266,670
Samhallsbyggnadsbolaget i Norden	636,640		2,089,362
			16,954,430
Switzerland - 5.2%
ALSO Holding	7,317	[a]	1,962,251
BKW	30,975	[a]	3,543,074
Galenica	44,453	[a,b]	2,937,567
Logitech International	54,298	[a]	5,661,945
Sulzer	18,114	[a]	1,957,959
Swissquote Group Holding	49,201	[a]	5,339,916
VAT Group	17,375	[a,b]	4,840,449
			26,243,161
United Kingdom - 7.2%
Aggreko	282,849	[a]	2,257,016
Cairn Energy	2,264,773	[a]	5,583,187
Dialog Semiconductor	96,057	[a]	6,056,193
Halfords Group	568,337	[a]	2,120,580
Halma	51,078		1,726,337
IG Group Holdings	553,459		5,683,842

Description		Shares		Value ($)
Common Stocks - 93.8% (continued)
United Kingdom - 7.2% (continued)
Man Group		1,809,834	[a]	3,621,907
Tate & Lyle		744,711		6,999,738
Vistry Group		213,698	[a]	2,465,234
				36,514,034
United States - .7%
Nexteer Automotive Group		2,050,000	[a]	3,299,026
Total Common Stocks (cost $399,277,639)				477,576,523

Exchange-Traded Funds - 1.0%
United States - 1.0%
iShares MSCI EAFE Small-Cap ETF (cost $5,131,913)		74,904		5,100,213
	Preferred Dividend Yield (%)
Preferred Stocks - 2.6%
Germany - 2.6%
Sartorius	0.07	19,339	[a]	9,640,942
Schaeffler	6.77	473,788	[a]	3,754,194
Total Preferred Stocks (cost $10,591,450)				13,395,136
	1-Day Yield (%)
Investment Companies - ..8%
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $3,768,412)	0.08	3,768,412	[c]	3,768,412
Total Investments (cost $418,769,414)		98.2%		499,840,284
Cash and Receivables (Net)		1.8%		9,297,530
Net Assets		100.0%		509,137,814

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

SDR—Swedish Depository Receipts

a Non-income producing security.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, these securities were valued at $57,447,118 or 11.28% of net assets.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon International Small Cap Fund

January 31, 2021 (Unaudited)

The following is a summary of the inputs used as of January 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	29,266,365	448,310,158	††	-	477,576,523
Equity Securities - Preferred Stocks	-	13,395,136	††	-	13,395,136
Exchange-Traded Funds	5,100,213	-		-	5,100,213
Investment Companies	3,768,412	-		-	3,768,412

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At January 31, 2021, accumulated net unrealized appreciation on investments was $81,070,870, consisting of $105,106,903 gross unrealized appreciation and $24,036,033 gross unrealized depreciation.

At January 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.